Severance and Retention (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary of Severance and Retention Expense

	Year Ended December 31, 2020	Year Ended December 31, 2019
Costs of revenues	$950	$301
General and administrative	469	567
Sales and marketing	1,076	516
Research and development	8	19

Total	$2,503	$1,403

Summary of Severance Related Liabilities within Accounts Payable and Accrued Expense
The activity and balance of severance-related liabilities, which are recorded within Accounts payable and accrued expense in our Consolidated Balance Sheet, are as follows (in thousands):

Balance at December 31, 2018	$555
Payments	(1,600)
Expense	1,403

Balance at December 31, 2019	$358
Payments	(1,395)
Expense	2,503

Balance at December 31, 2020	$1,466